Note 7 - Notes Payable (Details) - Summary of Note Payable - USD ($)		Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Note Payable Mining Equipment [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[1]					$ 42,927
Note Payable Mining Equipment 2 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[2]	$ 11,579		$ 14,057		23,302
Note Payable Mining Equipment 3 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[3]			6,033		$ 76,313
Note Payable Mining Equipment 4 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[4]			18,246
Note Payble Mining Equipment 5 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable		$ 52,414	[5]	55,720	[5],[6]
Note Payable Mining Site Vehicle [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[7]	18,851		$ 20,736		$ 28,276
Note Payable Mining Equipment 6 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[8]					9,932
Note Payable Mining Equipment 7 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[9]					$ 8,898
Note Payable Insurance Company [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[10]	85,422		$ 149,036
Note Payable Insurance Company 2 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[11]	24,215		$ 42,211
Note Payable Insurance Company 3 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[12]					$ 132,576
Note Payable Insurance Company 4 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	[13]					29,767
Note payable		192,481		$ 306,039		351,991
Less: Current Portion		(142,417)		(246,894)		(311,165)
Notes Payable, Long-Term Portion		$ 50,064		$ 59,145		$ 40,826

[1]	On July 7, 2011, the Company purchased mining equipment for $198,838 by issuing a note with an implicit interest rate of 9.34%. The note is collateralized by the mining equipment with payments of $5,556 for 36 months, which started on August 15, 2011.
[2]	On April 17, 2012, the Company purchased mining equipment for $40,565 by issuing a note with an effective interest rate of 11.279%. The note is collateralized by the mining equipment with payments of $950 for 48 months, which started on May 1, 2012.
[3]	On July 23, 2012, the Company purchased mining equipment for $169,500 by issuing a note with an interest rate of 5.5%. The note is collateralized by the mining equipment with payments of $6,060 for 30 months, which started on August 25, 2012.
[4]	On April 16, 2014, the Company purchased lab equipment for $109,493 by depositing and issuing a non-interest bearing note in the amount of $91,229. The note is collateralized by the lab equipment with payments of $9,122 for ten months, which started in May 2014.
[5]	On October 31,2014, the Company purchased mining equipment for $57,900 by issuing a note with an interest rate of 5.2%. The note is collateralized by the mining equipment with payments of $1,339 for 48 months, which started on November 30,2014.
[6]	On October 31, 2014, the Company purchased mining equipment for $65,120 by depositing and issuing a note in the amount of $57,900 with an interest rate of 5.2%. The note is collateralized by the mining equipment with payments of $1,339 for 48 months, which started on November 30, 2014.
[7]	On September 20, 2012, the Company purchased a vehicle for the mine site for $37,701 by issuing a non-interest bearing note. The note is collateralized by the vehicle with payments of $628 for 60 months, which started on October 20, 2012.
[8]	On November 16, 2012, the Company purchased a piece of mining equipment that had been leased for $67,960 by issuing a note with an effective interest rate of 5.5%. The note is collateralized by the mining equipment with payments of $3,518 for three months, then $5,000 for twelve months.
[9]	On November 16, 2012, the Company purchased a piece of mining equipment that had been leased for $33,748 by issuing a note with an effective interest rate of 5.5%. The note is collateralized by the mining equipment with payments of $1,632 for five months, then $2,250 for twelve months
[10]	The Company signed a note payable with an insurance company dated October 31, 2014 for directors' and officers' insurance, due in monthly installments, including interest at 3.15%. The note will mature on July 2015.
[11]	The Company signed a note payable with an insurance company dated October 31, 2014 for liability insurance, due in monthly installments, including interest at 3.15%. The note will mature on July 2015.
[12]	The Company signed a note payable with an insurance company dated October 17, 2012 for directors' and officers' insurance, due in monthly installments, including interest at 3.15%. The note matured in September 2013 and was repaid.
[13]	The Company signed a note payable with an insurance company dated October 17, 2012 for liability insurance, due in monthly installments, including interest at 4.732%. The note matured in July 2013 and was repaid.